Subsequent Events:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 12 – Subsequent Events:

In connection with Dr. New’s termination, effective as of July 16, 2014, NBI and Dr. New entered into a separation agreement and general release on October 9, 2014 (the “Separation Agreement”).

The Separation Agreement states that NBI will pay or provide Dr. New the following: (a) $2,684 within three days of the execution of the Separation Agreement by Dr. New, representing reimbursement of business expenses; (b) a lump sum equal to the total gross amount of $233,000 (less all applicable income and employment taxes and other required or elected withholdings, for which a Form W-2 will be issued to Dr. New); (c) a gross amount of $25,478 (less all applicable income and employment taxes and other required or elected withholdings) for Dr. New’s accrued, unused vacation; (d) reimbursement for the cost of continuing Dr. New’s current health care insurance in the same amount as the net reimbursement amounts paid to Dr. New on a monthly basis immediately prior to July 16, 2014 ($2,974 per month) until the earlier of the date on which Dr. New becomes eligible for medical insurance coverage with a new employer or July 16, 2015; (e) director’s and officer’s insurance coverage covering Dr. New’s actions while a director and/or officer of NBI until July 16, 2020; and (f) $17,000 for reimbursement of Dr. New’s attorneys fees. In addition, the parties agreed that Dr. New’s ownership of any common shares of the company is not affected by the Separation Agreement and that any equity awards Dr. New received pursuant to the 2013 Equity Incentive Plan will be governed exclusively by the terms of such plan.

On October 31, 2014, NBI terminated its Vice President and Chief Medical Officer without cause. Upon termination without cause, his employment agreement with the Company is terminated and conditioned upon the execution of a release, he is entitled to receive severance and accelerated vesting of a portion of his incentive stock option to purchase 31,250 shares of the Company’s common stock which shall terminate, to the extent not previously exercised, upon the expiration of three (3) months from his date of termination.

From October 2014 through February 4, 2015, private placement investors converted a total of 2,291,806 shares of the Company’s Series A Preferred Stock into 2,291,806 shares of the Company’s common stock.

Additionally, from December 2, 2014 through February 4, 2015, private placement investors exercised common stock warrants resulting in the issuance of a total of 725,581 shares of the Company’s common stock.

On February 9, 2015, the holders of placement agent warrants to purchase an aggregate of 1,325,000 shares of our Series A stock entered into Conversion Agreements with us pursuant to which such holders’ placement agent warrants to purchase Series A Stock were converted, for no additional consideration, into common stock purchase warrants to purchase an aggregate of 1,325,000 shares of our common stock.

As of November 1, 2014, NBI entered into an employment agreement for one (1) year with provisions for automatic renewals, with a new Executive Vice President, Development and Chief Medical Officer. This agreement provides for an annual salary of $325,000 which shall increase at the discretion of the Company’s President. In addition, the employment agreement provides for a signing bonus of $102,083 in total, payable $8,507 monthly (if employed during the applicable payment cycle) and a discretionary bonus of up to 50% of base salary. In connection with his employment and as of his date of hire, the Company’s Compensation Committee authorized a grant of a non-qualified stock option to NBI’s new Executive Vice President and Chief Medical Officer under the 2013 Plan to purchase 250,000 shares of the Company’s common stock, with a term of ten years, exercisable at $0.71 per share. These options vest 20% per year over five years commencing November 1, 2015.

On February 4, 2015, Neurotrope BioScience, entered into an Amended and Restated Technology License and Services Agreement with BRNI and NRV II, LLC. The agreement further amended and restated that certain Technology License and Services Agreement executed as of October 31, 2012, which was previously amended by Amendment No. 1 to the Technology License and Services Agreement as of August 21, 2013. (For additional information, see “Business—Intellectual Property—Technology License and Services Agreement.”)

In connection with the entry of the amended and restated BRNI License, on February 4, 2015, Neurotrope BioScience and BRNI entered into a new Statement of Work and Account Satisfaction Agreement, or the February 4, 2015 SOW, pursuant to the BRNI License. The February 4, 2015 SOW is effective as of October 1, 2014 and continues until September 30, 2015.

The February 4, 2015 SOW terminates and replaces the statement of work dated August 28, 2013 and agreed that neither party has or shall have any rights, claims damages or obligations for services or costs pursuant to the August statement of work.

Neurotrope BioScience agreed to pay BRNI two million four hundred thousand dollars ($2,400,000) in service fees and other amounts payable at a rate of two hundred thousand dollars ($200,000) per month for each month from October 1, 2014 through September 30, 2015. The parties agreed that the first six hundred thousand dollars ($600,000) of payments satisfy certain outstanding amounts owed to BRNI. Neurotrope BioScience also agreed to pay BRNI twenty thousand dollars ($20,000) in quarterly payments during the twelve months from the date of the SOW in exchange for advising and consulting services by BRNI’s chief scientist regarding Neurotrope BioScience’s contract with the Icahn School of Medicine at Mt. Sinai Hospital for the use of bryostatin in the treatment of Niemann Pick disease.

In consideration for the February 4, 2015 SOW, BRNI agrees to (a) use commercially reasonable efforts to enroll at least four (4) additional compassionate use or expanded access patients, in trials of BRNI’s Alzheimer’s therapeutic drug platform during the term of the SOW, (b) perform certain services requested by Neurotrope BioScience for the further development of BRNI’s Alzheimer’s therapeutic drug platform, (c) perform certain services for the further development of BRNI’s Alzheimer’s diagnostic test, (d) to the extent permitted by applicable law, transfer all of its rights and regulatory obligations, except for those relating to the compassionate use expanded access trials, associated with BRNI’s IND 71,276 to Neurotrope BioScience, (e) conduct initial research on the application of its PKC epsilon platform to treat Fragile X disease, (f) conduct initial research on polyunsaturated fatty acid derivatives for the purpose of developing a commercially usable PKC epsilon activator, and (g) provide assistance, advice and other similar services to Neurotrope BioScience regarding Neurotrope BioScience’s analysis of bryologs pursuant to Neurotrope BioScience’s agreement with Stanford University, for the purpose of developing a commercially usable PKC epsilon activator. Furthermore, BRNI agreed to transfer a certain amount of bryostatin drug substance and bryostatin kits containing drug substance for non-human use to a third-party for storage and handling for Neurotrope’s pre-clinical and clinical use.

In order for BRNI to perform certain of the services described in (c) above, Neurotrope BioScience agrees to reimburse a third party for services BRNI received from such third party in the amount of one hundred fifty thousand dollars ($150,000) in connection with BRNI’s former diagnostic trial program with such third party. Also, under certain conditions, Neurotrope has agreed to enter into an agreement with a specified research institution for the analysis of tissue samples and autopsy results for a validation trial as part of the development process for the diagnostic test. If Neurotrope BioScience does not proceed with a certain portion of such agreement by June 30, 2015, then the rights to the diagnostic test will revert to BRNI and Neurotrope will no longer be licensed thereto.

Note 11 – Subsequent Events:

The Company’s management has evaluated the effects of events occurring through April 15, 2014, the date these financial statements were available to be issued.

On January 2, 2014, the Company executed a one-year employment letter which is renewable annually, with NBI’s Vice President – Regulatory Affairs. This agreement provides for an annual salary of $195,000 which shall increase at the discretion of the Company’s Compensation Committee. In addition, the offer letter provides for a discretionary bonus of up to 20% of base salary for all years. In addition, on January 23, 2014, the Company’s Board of Directors granted a qualified stock option to its VP – Regulatory Affairs under the Company’s 2013 Equity Incentive Plan to purchase 75,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 20% per year over five years.

On January 16, 2014, the Company executed a four-year employment letter, with NBI’s Vice President – Commercial Operations. This agreement provides for an annual salary of $210,000 which shall increase at the discretion of the Company’s Compensation Committee. In addition, the offer letter provides for a discretionary bonus of up to 35% of base salary for all years. In addition, on January 23, 2014, the Company’s Board of Directors granted a qualified stock option to its VP – Commercial Operations under the Company’s 2013 Equity Incentive Plan to purchase 100,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 20% per year over five years.

On January 22, 2014, the Company executed a four-year employment agreement, with NBI’s Vice President and Chief Medical Officer. This agreement provides for an annual salary of $210,000 which shall increase at the discretion of the Company’s Compensation Committee. In addition, the offer letter provides for a discretionary bonus of up to 35% of base salary for all years. In addition, on January 23, 2014, the Company’s Board of Directors granted a qualified stock option to its VP – Commercial Operations under the Company’s 2013 Equity Incentive Plan to purchase 125,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 25% per year over four years, with accelerated vesting of 25% upon a termination without cause or for good reason.

On March 12, 2014, the Company signed an SOW with BRNI to continue pre-clinical activities relating to the commercialization of the Company’s therapeutic product.  The Company is obligated to pay BRNI a total of $465,000.  Of this amount, the Company has paid $358,470 (see “Related Party Transactions” above), the remaining $106,530 to be paid upon the completion, by BRNI, of certain activities relating to: transferring test materials; bio-analytical testing; contracting with a suitable contract research organization; completion of testing assays, and; finalizing a clinical study protocol.

After December 31, 2013, 149,000 shares of Series A Preferred Stock were converted at the option of their holders into 149,000 shares of common stock.